Real Estate Inventories - Summary of Real Estate Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Real estate inventories owned:
Homes completed or under construction	$ 461,712	$ 308,856
Land under development	1,391,303	760,731
Land held for future development	245,673	264,120
Model homes	103,270	53,351
Total real estate inventories owned	2,201,958	1,387,058
Real estate inventories not owned:
Land purchase and land option deposits	44,155	38,788
Consolidated inventory held by VIEs	34,070	39,680
Total real estate inventories not owned	78,225	78,468
Total real estate inventories	$ 2,280,183	$ 1,465,526